Assets pledged as collateral_Details Of Assets Pledged As Collateral(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 49,544,833	₩ 38,811,700
borrowing securities and securities held as collateral that group provides as collateral for Liabilities or Contingent Liabilities	4,680,816	7,320,220
Due from banking institutions | Korea Federation of Savings Banks and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,293,930	₩ 3,752,497
Reason of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 18,473,401	₩ 16,396,936
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 10,733,047	₩ 7,561,287
Reason of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 7,009,580	₩ 7,745,154
Reason of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 730,774	₩ 1,090,495
Reason of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 8,257,395	₩ 4,341,813
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 2,216,165	₩ 1,139,852
Reason of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,322,998	₩ 1,168,515
Reason of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 2,837,452	₩ 1,212,021
Reason of pledge	Borrowings from The Bank of Korea	Borrowings from The Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,610,691	₩ 653,825
Reason of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 270,089	₩ 167,600
Reason of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 9,339,444	₩ 6,168,064
Securities measured at amortized cost | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 664,438	₩ 581,268
Reason of pledge	Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,295,149	₩ 1,767,559
Reason of pledge	Borrowings from the Bank of Korea	Borrowings from The Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 3,677,922	₩ 3,077,151
Reason of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 103,748	₩ 247,301
Reason of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 598,187	₩ 494,785
Reason of pledge	Others	Others
Mortgage loans | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 10,699,721	₩ 6,487,022
Reason of pledge	Covered bond	Covered bond
Real estate | Natixis Real Estate Capital LLC and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,665,368
Reason of pledge		Borrowings from Bank and others
Real estate | LGIM COMMERCIAL LENDING Ltd and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,480,942
Reason of pledge	Borrowings from bank and others